Appendix 6 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Number and Value of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017 CLP ($) Operation	Dec. 31, 2016 CLP ($) Operation	Dec. 31, 2017 CLP ($) Operation	Dec. 31, 2016 CLP ($) Operation
Impairment Provisions And Recoveries [Abstract]
Number of operations | Operation	5,376	11,092	46,484	1,949,771
Value of operations | $	$ 4,058,212	$ 74,563	$ 7,937,817	$ 4,172,291